FINANCIAL INSTRUMENTS - Results from Remeasurement of Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	$ (204)
Belatrix
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration		$ (3,633)
PointSource
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration				$ 5,506
Grupo ASSA
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration		1,202
BI Live
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(372)
BlueCap
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(1,226)
GMR
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(1,407)
Xappia
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(1,025)
Cloudshift
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(460)
Habitant
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(204)
Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(4,694)	(2,431)	$ (85)
Contingent consideration | Belatrix
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	0	(3,633)	0
Contingent consideration | PointSource
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	0	0	(16)
Contingent consideration | Avanxo S.A.
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	0	0	(4)
Contingent consideration | Clarice
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	0	0	(3)
Contingent consideration | Ratio
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	0	0	(62)
Contingent consideration | Grupo ASSA
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	0	1,202	0
Contingent consideration | BI Live
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(372)	0	0
Contingent consideration | BlueCap
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(1,226)	0	0
Contingent consideration | GMR
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(1,407)	0	0
Contingent consideration | Xappia
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(1,025)	0	0
Contingent consideration | Cloudshift
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	(460)	0	0
Contingent consideration | Habitant
Disclosure of contingent liabilities in business combination [line items]
(Increase) decrease of the contingent consideration	$ (204)	$ 0	$ 0